Note 24. Commitments and Contingencies (Detail) - Non-Cancelable Operating Leases Minimum Annual Payments: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
2013	$ 1,844
2013	52,091
2014	1,101
2014	44,139
2015	990
2015	32,898
2016	989
2016	49,974
2017	1,137
2017	26,844
Thereafter	909
Thereafter	82,803
6,970
$ 288,749